Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Unvested Stock Options [Line Items]
Shares Unvested, January 1, 2013 (in shares)	10,074
Shares Granted (in shares)	0
Shares Vested (in shares)	(10,074)
Shares Forfeited (in shares)	0
Shares Unvested, December 31, 2013 (in shares)	0
Weighted Average Grant Date Fair Value Unvested, January 1, 2013 (in dollars per share)	$ 46.01
Weighted Average Grant Date Fair Value Granted (in dollars per share)	$ 0
Weighted Average Grant Date Fair Value Vested (in dollars per share)	$ 46.01
Weighted Average Grant Date Fair Value Forfeited (in dollars per share)	$ 0
Weighted Average Grant Date Fair Value Unvested, December 31, 2013 (in dollars per share)	$ 0